BUSINESS COMBINATIONS (Details) € in Millions, R$ in Millions, $ in Millions	11 Months Ended
	Jun. 30, 2026 USD ($)	Jan. 30, 2026 USD ($)	Jan. 30, 2026 BRL (R$)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 EUR (€)	Jul. 31, 2025 USD ($)
2026 Acquisitions
Disclosure of detailed information about business combination [line items]
Revenue	$ 5
Net (loss) income	(8)
Partnership's total revenue	3,572
Partnership's total net (loss) income	$ 15
European Hostels
Disclosure of detailed information about business combination [line items]
Consideration					€ 326	$ 372
Other
Disclosure of detailed information about business combination [line items]
Consideration				$ 542
Multifamily Operating Platform
Disclosure of detailed information about business combination [line items]
Consideration		$ 41	R$ 214
Fair value of total assets acquired		64
Goodwill		22
Intangible assets		27
Total liabilities		$ 23